PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited)
1
Voya Index Plus SmallCap Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 97.0%
Communication Services : 2.4%
49,122
(1)
Advantage Solutions,
Inc.
$ 139,507
0.1
43,576
(1)
AMC Networks, Inc.
- Class A
513,325
0.2
7,288
ATN International, Inc.
230,009
0.1
16,934
(1)
Bandwidth, Inc. - Class
A
190,846
0.1
15,060
(1)
Cinemark Holdings,
Inc.
276,351
0.1
1,596  Cogent
Communications
Holdings, Inc.
98,792
0.0
38,944
(1)
DHI Group, Inc.
119,169
0.1
54,853  Entravision
Communications Corp.
- Class A
200,213
0.1
20,075
(1)
Integral Ad Science
Holding Corp.
238,692
0.1
9,795  Iridium
Communications, Inc.
445,575
0.2
15,032
(1)
Liberty Latin America
Ltd. - Class C
122,661
0.1
16,905
(1)
Ooma, Inc.
219,934
0.1
8,967
Scholastic Corp.
342,001
0.2
5,140
(1)
TechTarget, Inc.
156,050
0.1
13,053  Telephone and Data
Systems, Inc.
239,000
0.1
11,650
(1)
Thryv Holdings, Inc.
218,671
0.1
6,465
(1)
TripAdvisor, Inc.
107,190
0.0
29,818
(1)
Yelp, Inc.
1,240,131
0.6
5,098,117
2.4
Consumer Discretionary : 13.4%
18,533
Aaron's Co., Inc.
194,040
0.1
18,589
(1)
Abercrombie & Fitch
Co. - Class A
1,047,862
0.5
16,067  Academy Sports &
Outdoors, Inc.
759,487
0.4
1,764  Advance Auto Parts,
Inc.
98,661
0.0
65,291
(1)
American Axle
& Manufacturing
Holdings, Inc.
474,013
0.2
55,950
(1)(2)
AMMO, Inc.
113,019
0.0
7,129
(1)
Asbury Automotive
Group, Inc.
1,640,169
0.8
7,261
(1)
Bally's Corp.
95,192
0.0
5,624
(1)
Beazer Homes USA,
Inc.
140,094
0.1
20,289
Bloomin' Brands, Inc.
498,906
0.2
5,837
(1)
Boot Barn Holdings,
Inc.
473,906
0.2
2,087
Boyd Gaming Corp.
126,952
0.1
4,205
(1)
Brinker International,
Inc.
132,836
0.1
24,246
Buckle, Inc.
809,574
0.4
9,505  Build-A-Bear
Workshop, Inc.
279,542
0.1
51,138
(1)
CarParts.com, Inc.
210,689
0.1
651
(1)
Cavco Industries, Inc.
172,945
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
23,249
(1)
Century Casinos, Inc.
$ 119,267
0.1
11,195  Cheesecake Factory,
Inc.
339,208
0.2
26,112
(1)
Chico's FAS, Inc.
195,318
0.1
11,805
(1)
Coursera, Inc.
220,635
0.1
1,408
(1)
Crocs, Inc.
124,228
0.1
55,402
Dana, Inc.
812,747
0.4
6,925
(1)
European Wax Center,
Inc. - Class A
112,185
0.0
24,591
(1)
Everi Holdings, Inc.
325,093
0.2
19,556
(1)
Garrett Motion, Inc.
154,101
0.1
11,990
Gentex Corp.
390,155
0.2
8,355
(1)
G-III Apparel Group
Ltd.
208,207
0.1
19,211  Golden Entertainment,
Inc.
656,632
0.3
2,072  Group 1 Automotive,
Inc.
556,767
0.3
23,772
(2)
Guess?, Inc.
514,426
0.2
12,660  Haverty Furniture Cos.,
Inc.
364,355
0.2
6,842
(1)
Hilton Grand
Vacations, Inc.
278,469
0.1
2,300
(1)
Hovnanian Enterprises,
Inc. - Class A
233,818
0.1
11,068
(1)
Inspired Entertainment,
Inc.
132,373
0.1
10,400  Installed Building
Products, Inc.
1,298,856
0.6
7,541
Jack in the Box, Inc.
520,781
0.2
2,850
LCI Industries
334,647
0.2
10,633
(1)
M/I Homes, Inc.
893,597
0.4
13,291
Macy's, Inc.
154,308
0.1
17,042
MDC Holdings, Inc.
702,642
0.3
7,881
Meritage Homes Corp.
964,556
0.5
7,080  Monarch Casino &
Resort, Inc.
439,668
0.2
24,365
Movado Group, Inc.
666,383
0.3
6,564
(1)
National Vision
Holdings, Inc.
106,206
0.0
10,917
Newell Brands, Inc.
98,580
0.0
21,622
(2)
Nordstrom, Inc.
323,033
0.1
8,345
Oxford Industries, Inc.
802,205
0.4
8,186
Patrick Industries, Inc.
614,441
0.3
9,492
(1)
Penn Entertainment,
Inc.
217,841
0.1
20,449  Perdoceo Education
Corp.
349,678
0.2
13,184
Phinia, Inc.
353,199
0.2
45,860
(1)
Playa Hotels & Resorts
NV
332,026
0.2
934
Ralph Lauren Corp.
108,428
0.0
15,482
(1)
Shake Shack, Inc.
- Class A
899,040
0.4
11,537
Signet Jewelers Ltd.
828,472
0.4
5,834  Sonic Automotive, Inc.
- Class A
278,632
0.1
8,735  Standard Motor
Products, Inc.
293,671
0.1
4,563
(1)
Stride, Inc.
205,472
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Index Plus SmallCap Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
3,947
(1)
Taylor Morrison Home
Corp.
$ 168,182
0.1
37,436
(1)
Tri Pointe Homes, Inc.
1,023,875
0.5
26,592
(1)
Urban Outfitters, Inc.
869,292
0.4
24,968
(1)
Vista Outdoor, Inc.
826,940
0.4
22,343
Wendy's Co.
456,021
0.2
1,994  Winnebago Industries,
Inc.
118,543
0.1
1,380
(1)
XPEL, Inc.
106,412
0.0
28,361,498
13.4
Consumer Staples : 4.8%
16,407
Andersons, Inc.
845,124
0.4
32,593
(2)
B&G Foods, Inc.
322,345
0.1
4,818
(1)
BellRing Brands, Inc.
198,646
0.1
2,969
Cal-Maine Foods, Inc.
143,759
0.1
10,999
(1)
Central Garden & Pet
Co.
485,496
0.2
952  Coca-Cola
Consolidated, Inc.
605,777
0.3
13,196
(1)
elf Beauty, Inc.
1,449,317
0.7
25,937  Fresh Del Monte
Produce, Inc.
670,212
0.3
15,081
(1)
Hostess Brands, Inc.
502,348
0.2
7,070
Medifast, Inc.
529,189
0.2
5,230
(1)
National Beverage
Corp.
245,915
0.1
15,430
(1)
Nature's Sunshine
Products, Inc.
255,675
0.1
2,188
(1)
Performance Food
Group Co.
128,786
0.1
2,861
PriceSmart, Inc.
212,944
0.1
29,358
(1)
Simply Good Foods
Co.
1,013,438
0.5
25,220
SpartanNash Co.
554,840
0.3
14,642  Turning Point Brands,
Inc.
338,084
0.2
6,358
(1)
USANA Health
Sciences, Inc.
372,642
0.2
99,883
Vector Group Ltd.
1,062,755
0.5
12,810
(1)
Vital Farms, Inc.
148,340
0.1
10,085,632
4.8
Energy : 5.2%
12,477
(1)
Bristow Group, Inc.
351,477
0.2
17,146  California Resources
Corp.
960,347
0.4
2,423
CONSOL Energy, Inc.
254,197
0.1
6,331
(1)
DMC Global, Inc.
154,920
0.1
14,565  Equitrans Midstream
Corp.
136,474
0.1
5,367
(1)
Forum Energy
Technologies, Inc.
128,915
0.1
13,667
(1)
Green Plains, Inc.
411,377
0.2
10,524  Helmerich & Payne,
Inc.
443,692
0.2
1,352
(1)
Nabors Industries Ltd.
166,485
0.1
6,204  New Fortress Energy,
Inc.
203,367
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Energy: (continued)
31,411  Northern Oil and Gas,
Inc.
$ 1,263,665
0.6
47,830
(1)
Oceaneering
International, Inc.
1,230,188
0.6
83,017
(1)
Oil States International,
Inc.
694,852
0.3
68,658  Patterson-UTI Energy,
Inc.
950,227
0.4
3,835  Riley Exploration
Permian, Inc.
121,915
0.0
11,003  SandRidge Energy,
Inc.
172,307
0.1
42,150
SM
Energy Co.
1,671,247
0.8
45,621
(1)
US Silica Holdings,
Inc.
640,519
0.3
40,150
(1)
W&T Offshore, Inc.
175,857
0.1
39,261  World Fuel Services
Corp.
880,624
0.4
11,012,652
5.2
Financials : 19.1%
1,521  Affiliated Managers
Group, Inc.
198,247
0.1
22,184  Amalgamated
Financial Corp.
382,008
0.2
3,841  A-Mark Precious
Metals, Inc.
112,657
0.0
23,330
(1)
Ambac Financial
Group, Inc.
281,360
0.1
72,206  Apollo Commercial
Real Estate Finance,
Inc.
731,447
0.3
57,041
Arbor Realty Trust, Inc.
865,882
0.4
20,815  Artisan Partners Asset
Management, Inc.
- Class A
778,897
0.4
23,493
Assured Guaranty Ltd.
1,421,796
0.7
7,632
(1)
Avantax, Inc.
195,227
0.1
38,164
Banc of California, Inc.
472,470
0.2
10,414  Bank of NT Butterfield
& Son Ltd.
282,011
0.1
23,039
Banner Corp.
976,393
0.5
42,516  Berkshire Hills
Bancorp, Inc.
852,446
0.4
14,249
(2)
Blackstone Mortgage
Trust, Inc. - Class A
309,916
0.1
20,167  Bread Financial
Holdings, Inc.
689,711
0.3
29,879  BrightSpire Capital,
Inc.
187,043
0.1
78,003
Brookline Bancorp, Inc.
710,607
0.3
46,503  Central Pacific
Financial Corp.
775,670
0.4
7,640  CNO Financial Group,
Inc.
181,297
0.1
15,354
(1)(2)
Consumer Portfolio
Services, Inc.
139,261
0.1
14,624
(1)
Customers Bancorp,
Inc.
503,797
0.2
7,975
CVB Financial Corp.
132,146
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Index Plus SmallCap Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
63,657
(2)
Ellington Financial, Inc.
$ 793,803
0.4
21,498
(1)
Enova International,
Inc.
1,093,603
0.5
7,402  Enterprise Financial
Services Corp.
277,575
0.1
6,442  Esquire Financial
Holdings, Inc.
294,335
0.1
66,981
(1)
EZCORP, Inc. - Class
A
552,593
0.3
68,838  First BanCorp/Puerto
Rico
926,559
0.4
10,364  First Commonwealth
Financial Corp.
126,544
0.1
51,036
First Financial Bancorp
1,000,306
0.5
61,535
First Hawaiian, Inc.
1,110,707
0.5
30,511  Franklin BSP Realty
Trust, Inc.
403,966
0.2
208,185
(1)
Genworth Financial,
Inc. - Class A
1,219,964
0.6
7,446
(1)
Goosehead Insurance,
Inc. - Class A
554,950
0.3
24,120  Granite Point Mortgage
Trust, Inc.
117,706
0.1
34,966
(1)
Green Dot Corp.
- Class A
487,076
0.2
1,412  Hamilton Lane, Inc.
- Class A
127,701
0.1
37,791
Hanmi Financial Corp.
613,348
0.3
9,600  Hannon Armstrong
Sustainable
Infrastructure Capital,
Inc.
203,520
0.1
9,287  Heartland Financial
USA, Inc.
273,316
0.1
20,989  Heritage Commerce
Corp.
177,777
0.1
6,708  Heritage Financial
Corp.
109,407
0.0
3,994
Home Bancorp, Inc.
127,289
0.1
11,397  HomeTrust
Bancshares, Inc.
246,973
0.1
19,625  Independent Bank
Corp.
359,923
0.2
19,141
(2)
Invesco Mortgage
Capital, Inc.
191,601
0.1
1,353
Investors Title Co.
200,366
0.1
27,705  James River Group
Holdings Ltd.
425,272
0.2
32,574  KKR Real Estate
Finance Trust, Inc.
386,653
0.2
46,945
Ladder Capital Corp.
481,656
0.2
7,303
(1)
LendingTree, Inc.
113,197
0.0
7,684
Lincoln National Corp.
189,718
0.1
20,523
Macatawa Bank Corp.
183,886
0.1
3,961
Mercantile Bank Corp.
122,435
0.1
18,395
Mercury General Corp.
515,612
0.2
22,443
MFA Financial, Inc.
215,677
0.1
15,768
Moelis & Co. - Class A
711,610
0.3
23,783
(1)
Mr Cooper Group, Inc.
1,273,817
0.6
27,737
Navient Corp.
477,631
0.2
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
21,173
(1)
NMI Holdings, Inc.
- Class A
$ 573,577
0.3
8,786  OceanFirst Financial
Corp.
127,133
0.1
34,562
OFG Bancorp
1,032,021
0.5
4,980  OneMain Holdings,
Inc.
199,648
0.1
24,773
PacWest Bancorp
195,954
0.1
120,111
(1)
Payoneer Global, Inc.
735,079
0.3
36,181  PennyMac Mortgage
Investment Trust
448,644
0.2
5,965
(1)
PROG Holdings, Inc.
198,098
0.1
8,369
Radian Group, Inc.
210,146
0.1
2,825  Red River Bancshares,
Inc.
129,837
0.1
75,364
Redwood Trust, Inc.
537,345
0.3
7,414  Regional Management
Corp.
205,220
0.1
49,594
Rithm Capital Corp.
460,728
0.2
29,793
S&T Bancorp, Inc.
806,794
0.4
5,612
Sierra Bancorp
106,404
0.0
30,040  Southside Bancshares,
Inc.
862,148
0.4
19,800  TrustCo Bank Corp.
NY
540,342
0.3
26,661  Two Harbors
Investment Corp.
352,992
0.2
7,521
UMB Financial Corp.
466,678
0.2
6,207  United Community
Banks, Inc.
157,720
0.1
5,223
Unity Bancorp, Inc.
122,375
0.1
34,816  Universal Insurance
Holdings, Inc.
488,120
0.2
10,474
Unum Group
515,216
0.2
3,910  Virtus Investment
Partners, Inc.
789,781
0.4
7,142  Washington Federal,
Inc.
182,978
0.1
16,343
Westamerica BanCorp
706,835
0.3
3,545  Wintrust Financial
Corp.
267,648
0.1
127,619
WisdomTree, Inc.
893,333
0.4
2,828
WSFS Financial Corp.
103,222
0.0
4,047
Zions Bancorp NA
141,200
0.1
40,425,577
19.1
Health Care : 9.8%
29,983
(1)
2seventy bio, Inc.
117,533
0.1
15,591
(1)
ACADIA
Pharmaceuticals, Inc.
324,916
0.1
7,546
(1)
Addus HomeCare
Corp.
642,844
0.3
10,067
(1)
Alkermes PLC
281,977
0.1
16,110
(1)
Allscripts Healthcare
Solutions, Inc.
211,685
0.1
13,234
(1)
AMN Healthcare
Services, Inc.
1,127,272
0.5
4,722
(1)
Amphastar
Pharmaceuticals, Inc.
217,165
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Index Plus SmallCap Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
82,678
(1)
Arbutus Biopharma
Corp.
$ 167,836
0.1
10,336
(1)
Arcus Biosciences, Inc.
185,531
0.1
78,417
(1)
Atara Biotherapeutics,
Inc.
116,057
0.1
35,255
(1)
Avanos Medical, Inc.
712,856
0.3
3,349
(1)
Axonics, Inc.
187,946
0.1
3,128
(1)
Blueprint Medicines
Corp.
157,088
0.1
58,141
(1)
Cara Therapeutics, Inc.
97,677
0.0
25,470
(1)
Certara, Inc.
370,334
0.2
22,829
(1)
Coherus Biosciences,
Inc.
85,380
0.0
7,910
(1)
Computer Programs
and Systems, Inc.
126,085
0.1
7,534
CONMED Corp.
759,804
0.4
22,165
(1)
Cross Country
Healthcare, Inc.
549,470
0.3
14,008
(1)
Cytokinetics, Inc.
412,676
0.2
9,526
(1)
Doximity, Inc. - Class A
202,142
0.1
11,520
Embecta Corp.
173,376
0.1
9,557
(1)
Enanta
Pharmaceuticals, Inc.
106,752
0.0
5,195
Ensign Group, Inc.
482,771
0.2
17,695
(1)
Exelixis, Inc.
386,636
0.2
48,280
(1)
Fate Therapeutics, Inc.
102,354
0.0
6,025
(1)
Fortrea Holdings, Inc.
172,255
0.1
1,473
(1)
Glaukos Corp.
110,843
0.0
2,007
(1)
Globus Medical, Inc.
- Class A
99,647
0.0
7,657
(1)
Harmony Biosciences
Holdings, Inc.
250,920
0.1
21,961
(1)
Hims & Hers Health,
Inc.
138,135
0.1
7,026
(1)
ImmunoGen, Inc.
111,503
0.0
2,724
(1)
Inari Medical, Inc.
178,150
0.1
962
(1)
Inspire Medical
Systems, Inc.
190,899
0.1
60,322
(1)
Ironwood
Pharmaceuticals, Inc.
580,901
0.3
11,740
(1)
iTeos Therapeutics,
Inc.
128,553
0.1
4,183
(1)
Lantheus Holdings,
Inc.
290,635
0.1
5,110
LeMaitre Vascular, Inc.
278,393
0.1
26,825
(1)
MacroGenics, Inc.
125,004
0.1
20,492
(1)
Merit Medical Systems,
Inc.
1,414,358
0.7
20,099
(1)
Myriad Genetics, Inc.
322,388
0.1
71,108
(1)
NanoString
Technologies, Inc.
122,306
0.1
10,785
(1)
NeoGenomics, Inc.
132,655
0.1
10,935
(1)
NextGen Healthcare,
Inc.
259,487
0.1
13,482
(1)
Nurix Therapeutics,
Inc.
105,968
0.0
26,740
(1)
OraSure Technologies,
Inc.
158,568
0.1
34,856
(1)
Owens & Minor, Inc.
563,273
0.3
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
8,000
(1)
Pacira BioSciences,
Inc.
$ 245,440
0.1
8,201
Patterson Cos., Inc.
243,078
0.1
8,426  Phibro Animal Health
Corp. - Class A
107,600
0.0
20,456
(1)
Prestige Consumer
Healthcare, Inc.
1,169,879
0.5
26,853
(1)
Privia Health Group,
Inc.
617,619
0.3
6,197
(1)
Progyny, Inc.
210,822
0.1
29,032
(1)
REGENXBIO, Inc.
477,867
0.2
13,558
(1)
Schrodinger, Inc./
United States
383,285
0.2
4,725
(1)
Semler Scientific, Inc.
119,873
0.1
877
(1)
Shockwave Medical,
Inc.
174,611
0.1
13,681
(1)
STAAR Surgical Co.
549,703
0.3
26,951
(1)
Supernus
Pharmaceuticals, Inc.
743,039
0.3
8,453
(1)
Tactile Systems
Technology, Inc.
118,765
0.1
10,285
(1)
Tandem Diabetes
Care, Inc.
213,619
0.1
1,647  Utah Medical Products,
Inc.
141,642
0.1
61,289
(1)
Vanda
Pharmaceuticals, Inc.
264,768
0.1
26,615
(1)
Varex Imaging Corp.
500,096
0.2
7,164
(1)
Xencor, Inc.
144,355
0.1
23,397
(1)
Y-mAbs Therapeutics,
Inc.
127,514
0.1
24,943
(1)
Zynex, Inc.
199,544
0.1
20,794,123
9.8
Industrials : 16.6%
2,074
AAON, Inc.
117,948
0.1
1,899
Acuity Brands, Inc.
323,419
0.1
7,817
(1)
ACV Auctions, Inc.
- Class A
118,662
0.1
5,844
(1)
AeroVironment, Inc.
651,781
0.3
727
Alamo Group, Inc.
125,669
0.1
14,721
(1)
Alight, Inc. - Class A
104,372
0.0
20,307
(1)
American Airlines
Group, Inc.
260,133
0.1
6,546
(1)
American Woodmark
Corp.
494,943
0.2
21,443  Apogee Enterprises,
Inc.
1,009,536
0.5
12,844  Applied Industrial
Technologies, Inc.
1,985,811
0.9
9,958
ArcBest Corp.
1,012,231
0.5
1,399
Arcosa, Inc.
100,588
0.0
15,324  Aris Water Solutions,
Inc. - Class A
152,934
0.1
11,100
(1)
Array Technologies,
Inc.
246,309
0.1
1,108
(1)
Avis Budget Group,
Inc.
199,097
0.1
5,951
AZZ, Inc.
271,247
0.1
20,959
Barnes Group, Inc.
711,977
0.3

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Index Plus SmallCap Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
3,655
(1)
BlueLinx Holdings, Inc.
$ 300,039
0.1
15,842
Boise Cascade Co.
1,632,360
0.8
26,159
Brady Corp. - Class A
1,436,652
0.7
3,979
(1)
CIRCOR International,
Inc.
221,829
0.1
4,676  Columbus McKinnon
Corp.
163,239
0.1
3,657  Comfort Systems USA,
Inc.
623,189
0.3
13,095
(1)
Core & Main, Inc.
- Class A
377,791
0.2
16,746
Deluxe Corp.
316,332
0.1
23,550  Dun & Bradstreet
Holdings, Inc.
235,264
0.1
17,402
(1)
DXP Enterprises, Inc.
608,026
0.3
5,513
Encore Wire Corp.
1,005,902
0.5
21,041  Enerpac Tool Group
Corp.
556,114
0.3
9,164
EnPro Industries, Inc.
1,110,585
0.5
30,952
(1)
Enviri Corp.
223,473
0.1
2,003
Federal Signal Corp.
119,639
0.1
3,530
Forward Air Corp.
242,652
0.1
13,574  Franklin Electric Co.,
Inc.
1,211,208
0.6
19,913
(1)
GMS, Inc.
1,273,835
0.6
4,229
Griffon Corp.
167,764
0.1
5,364
Hillenbrand, Inc.
226,951
0.1
11,031
(1)
Hudson Technologies,
Inc.
146,712
0.1
9,492
(1)
IBEX Holdings Ltd.
146,651
0.1
22,099
Interface, Inc.
216,791
0.1
27,084
(1)
Janus International
Group, Inc.
289,799
0.1
7,536  John Bean
Technologies Corp.
792,335
0.4
28,334  Kelly Services, Inc.
- Class A
515,395
0.2
7,826
Kennametal, Inc.
194,711
0.1
18,329
Korn Ferry
869,528
0.4
8,330
(1)
Limbach Holdings, Inc.
264,311
0.1
19,356
(1)
Liquidity Services, Inc.
341,053
0.2
30,655
Marten Transport Ltd.
604,210
0.3
4,388
Matson, Inc.
389,303
0.2
19,887
Mueller Industries, Inc.
1,494,707
0.7
56,114
(1)
NOW, Inc.
666,073
0.3
7,637
(1)
NV5 Global, Inc.
734,908
0.3
34,362
(1)
PGT Innovations, Inc.
953,545
0.4
51,573
Pitney Bowes, Inc.
155,750
0.1
14,250
(1)
Proto Labs, Inc.
376,200
0.2
4,963  Quanex Building
Products Corp.
139,808
0.1
41,940
(1)
Resideo Technologies,
Inc.
662,652
0.3
28,471  Resources Connection,
Inc.
424,503
0.2
9,038
(1)
RXO, Inc.
178,320
0.1
63,220
Safe Bulkers, Inc.
204,833
0.1
5,549
(1)
SkyWest, Inc.
232,725
0.1
7,276
(1)
SPX Technologies, Inc.
592,266
0.3
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
3,051  Standex International
Corp.
$ 444,500
0.2
25,136
(1)(2)
Stem, Inc.
106,577
0.0
28,286
(1)
Sun Country Airlines
Holdings, Inc.
419,764
0.2
4,717
Tennant Co.
349,766
0.2
2,359
Terex Corp.
135,926
0.1
14,797
(1)
Thermon Group
Holdings, Inc.
406,474
0.2
15,897
(1)
Titan International, Inc.
213,497
0.1
37,445
(1)
Triumph Group, Inc.
286,829
0.1
34,961
(1)
TrueBlue, Inc.
512,878
0.2
2,761
Veritiv Corp.
466,333
0.2
1,198  Watts Water
Technologies, Inc.
- Class A
207,038
0.1
5,782  Zurn Elkay Water
Solutions Corp.
162,012
0.1
35,238,184
16.6
Information Technology : 12.3%
81,768
(1)
8x8, Inc.
206,055
0.1
14,580  Advanced Energy
Industries, Inc.
1,503,490
0.7
2,966
(1)
Agilysys, Inc.
196,231
0.1
14,824
(1)
Alarm.com Holdings,
Inc.
906,339
0.4
4,158
(1)
Alpha & Omega
Semiconductor Ltd.
124,075
0.1
10,191
(1)
Amplitude, Inc. - Class
A
117,910
0.1
58,472
(1)
Arlo Technologies, Inc.
602,262
0.3
4,769
(1)
Aviat Networks, Inc.
148,793
0.1
6,602
(1)
Avid Technology, Inc.
177,396
0.1
4,743
Avnet, Inc.
228,565
0.1
8,785
(1)
Axcelis Technologies,
Inc.
1,432,394
0.7
3,218
Badger Meter, Inc.
462,974
0.2
5,870  Benchmark
Electronics, Inc.
142,406
0.1
8,845
(1)
Box, Inc. - Class A
214,137
0.1
4,469
(1)
Calix, Inc.
204,859
0.1
28,516
(1)
CEVA, Inc.
552,925
0.3
5,911  Clear Secure, Inc.
- Class A
112,545
0.1
3,615
(1)(2)
Clearfield, Inc.
103,606
0.0
32,875
(1)
Cohu, Inc.
1,132,215
0.5
22,689  CSG Systems
International, Inc.
1,159,862
0.5
13,754
(1)
Digi International, Inc.
371,358
0.2
9,754
(1)
Diodes, Inc.
769,005
0.4
4,171
(1)
DoubleVerify Holdings,
Inc.
116,579
0.1
52,089
(1)
DZS, Inc.
109,387
0.0
17,899
(1)
ePlus, Inc.
1,136,944
0.5
4,954
(1)
Everbridge, Inc.
111,069
0.1
57,042
(1)
Extreme Networks, Inc.
1,380,987
0.6
2,756
(1)
Fannie Mae
459,205
0.2
16,728
(1)
Harmonic, Inc.
161,091
0.1
66,682
(1)(2)
Infinera Corp.
278,731
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Index Plus SmallCap Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
1,520
(1)
Insight Enterprises,
Inc.
$ 221,160
0.1
6,864
(1)
Itron, Inc.
415,821
0.2
23,812
(1)
LiveRamp Holdings,
Inc.
686,738
0.3
34,443
(1)
MaxLinear, Inc.
766,357
0.4
5,848
(1)
Model N, Inc.
142,750
0.1
12,599
(1)
Onto Innovation, Inc.
1,606,624
0.8
9,314
PC Connection, Inc.
497,181
0.2
14,197
(1)
PDF Solutions, Inc.
459,983
0.2
39,132
(1)
Photronics, Inc.
790,858
0.4
6,083  Progress Software
Corp.
319,844
0.1
13,632
(1)
Pure Storage, Inc.
- Class A
485,572
0.2
28,409
(1)
Rambus, Inc.
1,584,938
0.7
101,323
(1)
Ribbon
Communications, Inc.
271,546
0.1
9,414  Richardson Electronics
Ltd./United States
102,895
0.0
63,911
(1)
Sabre Corp.
286,960
0.1
2,791
(1)
Sanmina Corp.
151,495
0.1
27,707
(1)
ScanSource, Inc.
839,799
0.4
6,828
(1)
SPS Commerce, Inc.
1,164,925
0.5
6,308
(1)
Veeco Instruments,
Inc.
177,318
0.1
12,645
(1)
Weave
Communications, Inc.
103,057
0.0
11,902
(1)
Xperi, Inc.
117,354
0.1
17,730
(1)
Yext, Inc.
112,231
0.1
20,230
(1)
Zuora, Inc. - Class A
166,695
0.1
26,095,496
12.3
Materials : 5.6%
10,846
AdvanSix, Inc.
337,094
0.1
30,963
(1)
ATI, Inc.
1,274,127
0.6
4,321
Avient Corp.
152,618
0.1
1,133
Balchem Corp.
140,537
0.1
15,512  Carpenter Technology
Corp.
1,042,562
0.5
17,433
HB Fuller Co.
1,196,078
0.6
9,133
(1)
Ingevity Corp.
434,822
0.2
12,675
Innospec, Inc.
1,295,385
0.6
4,962
Kaiser Aluminum Corp.
373,440
0.2
37,557
(1)(2)
Livent Corp.
691,424
0.3
3,800
Materion Corp.
387,258
0.2
15,969  Minerals Technologies,
Inc.
874,462
0.4
25,002
Myers Industries, Inc.
448,286
0.2
21,846
(1)
O-I Glass, Inc.
365,484
0.2
9,038
Orion SA
192,329
0.1
5,744  Quaker Chemical
Corp.
919,040
0.4
87,618
SunCoke Energy, Inc.
889,323
0.4
36,171
(1)
TimkenSteel Corp.
785,634
0.4
11,799,903
5.6
Real Estate : 6.1%
68,142
Acadia Realty Trust
977,838
0.5
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Real Estate: (continued)
79,442  Apple Hospitality REIT,
Inc.
$ 1,218,640
0.6
168,468  Brandywine Realty
Trust
764,845
0.4
61,851  Chatham Lodging
Trust
591,914
0.3
38,570
(1)
Compass, Inc. - Class
A
111,853
0.0
5,074
CubeSmart
193,471
0.1
627  EastGroup Properties,
Inc.
104,414
0.0
69,595  Essential Properties
Realty Trust, Inc.
1,505,340
0.7
11,000
(1)
Forestar Group, Inc.
296,340
0.1
9,341  Four Corners Property
Trust, Inc.
207,277
0.1
12,013  Highwoods Properties,
Inc.
247,588
0.1
114,825  Hudson Pacific
Properties, Inc.
763,586
0.4
844
(1)
Jones Lang LaSalle,
Inc.
119,156
0.1
14,863
Kilroy Realty Corp.
469,819
0.2
12,205  National Retail
Properties, Inc.
431,325
0.2
27,327
Outfront Media, Inc.
276,003
0.1
3,616  Phillips Edison & Co.,
Inc.
121,281
0.1
20,379  RE/MAX Holdings, Inc.
- Class A
263,704
0.1
77,831  Retail Opportunity
Investments Corp.
963,548
0.5
17,511  RMR Group, Inc.
- Class A
429,370
0.2
16,682
RPT Realty
176,162
0.1
16,280
(1)
Safehold, Inc.
289,784
0.1
9,427
Saul Centers, Inc.
332,490
0.2
82,994  Service Properties
Trust
638,224
0.3
103,341
Uniti Group, Inc.
487,769
0.2
4,272  Universal Health
Realty Income Trust
172,717
0.1
74,154
Whitestone REIT
714,103
0.3
12,868,561
6.1
Utilities : 1.7%
30,149
Avista Corp.
975,923
0.5
8,446  Chesapeake Utilities
Corp.
825,597
0.4
7,314
National Fuel Gas Co.
379,670
0.2
7,220  Northwest Natural
Holding Co.
275,515
0.1
1,570
Otter Tail Corp.
119,194
0.0
9,907
UGI Corp.
227,861
0.1
17,677
Unitil Corp.
754,985
0.4
3,558,745
1.7
Total Common Stock
(Cost $197,403,196)
205,338,488
97.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Index Plus SmallCap Portfolio
Shares Value
Percentage
of Net
Assets
RIGHTS : —%
Health Care : —%
7,651
(3)(4)
Aduro Biotech CVR
$ —
—
Total Rights
(Cost $—)
—
—
WARRANTS : 0.1%
Common Stock : 0.1%
1,219
(1)
Chord Energy Corp.
105,407
0.1
Energy : 0.0%
645
(1)
Nabors Industries Ltd.
9,482
0.0
Total Warrants
(Cost $37,789)
114,889
0.1
Total Long-Term
Investments
(Cost $197,440,985)
205,453,377
97.1
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 3.7%
Repurchase Agreements : 1.9%
495,834
(5)
Bethesda Securities
LLC, Repurchase
Agreement dated
09/29/2023, 5.390%,
due 10/02/2023
(Repurchase
Amount $496,054,
collateralized
by various U.S.
Government Agency
Obligations, 3.062%-
6.000%, Market
Value plus accrued
interest $505,751, due
08/01/28-07/01/53)
495,834
0.2
1,000,000
(5)
Citigroup Global
Markets Inc.,
Repurchase
Agreement dated
09/29/2023, 5.300%,
due 10/02/2023
(Repurchase
Amount $1,000,436,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
7.087%, Market Value
plus accrued interest
$1,020,000, due
08/05/25-05/20/72)
1,000,000
0.4
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
591,463
(5)
Daiwa Capital
Markets, Repurchase
Agreement dated
09/29/2023, 5.320%,
due 10/02/2023
(Repurchase
Amount $591,722,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
7.000%, Market
Value plus accrued
interest $603,329, due
01/31/24-10/01/53)
$ 591,463
0.3
1,000,000
(5)
Industrial & Comm.
Bank of China,
Repurchase
Agreement dated
09/29/2023, 5.330%,
due 10/02/2023
(Repurchase
Amount $1,000,438,
collateralized
by various U.S.
Government
Securities, 0.000%-
7.500%, Market Value
plus accrued interest
$1,020,000, due
10/31/23-02/15/53)
1,000,000
0.5
1,000,000
(5)
National Bank
Financial, Repurchase
Agreement dated
09/29/2023, 5.340%,
due 10/02/2023
(Repurchase
Amount $1,000,439,
collateralized
by various U.S.
Government
Securities, 0.000%-
4.750%, Market Value
plus accrued interest
$1,020,000, due
10/02/23)
1,000,000
0.5
Total Repurchase
Agreements
(Cost $4,087,297)
4,087,297
1.9

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Index Plus SmallCap Portfolio
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 1.8%
3,776,000
(6)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 5.270%
(Cost $3,776,000) $ 3,776,000 1.8
Total Short-Term
Investments
(Cost $7,863,297)
$ 7,863,297
3.7
Total Investments in
Securities
(Cost $205,304,282) $ 213,316,674 100.8
Liabilities in Excess
of Other Assets (1,647,496) (0.8)
Net Assets $ 211,669,178 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Security, or a portion of the security, is on loan.
(3)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(4)
Restricted security as to resale, excluding Rule 144A securities.
As of September 30, 2023, the Fund held restricted securities with a fair value of $– or —% of net assets. Please refer to the table below for additional details.
(5)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)
Rate shown is the 7-day yield as of September 30, 2023.

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Index Plus SmallCap Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant
Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2023
Asset Table
Investments, at fair value
Common Stock* $ 205,338,488 $ — $ — $ 205,338,488
Warrants 114,889 — — 114,889
Short-Term Investments 3,776,000 4,087,297 — 7,863,297
Total Investments, at fair value $ 209,229,377 $ 4,087,297 $ — $ 213,316,674
Liabilities Table
Other Financial Instruments+
Futures $ (200,580) $ — $ — $ (200,580)
Total Liabilities $ (200,580) $ — $ — $ (200,580)
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At September 30, 2023, Voya Index Plus SmallCap Portfolio held the following restricted securities:
Security Acquisition Date Acquisition Cost Fair Value
Aduro Biotech CVR 10/6/2020 $ — $ —
$ — $ —
At September 30, 2023, the following futures contracts were outstanding for Voya Index Plus SmallCap Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Depreciation
Long Contracts:
E-mini Russell 2000 Index 64 12/15/23 $ 5,755,520 $ (200,580)
$ 5,755,520 $ (200,580)
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 30,373,539
Gross Unrealized Depreciation (22,361,147)
Net Unrealized Appreciation $ 8,012,392